Statements of Operations - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Formation and operational costs	$ 985,212	$ 4,077,377
Loss from operations	(985,212)	(4,077,377)
Other income:
Loss on issuance of Forward Purchase Agreements		(484,843)
Change in fair value of Forward Purchase Agreements		435,568
Interest income from bank	11,763	5,755
Dividend income earned on marketable securities held in Trust Account	7,721,518	12,019,932
Total other income, net	7,733,281	11,976,412
Net income	$ 6,748,069	$ 7,899,035
Redeemable Shares
Other income:
Basic weighted average shares outstanding, (in Shares)	17,916,667	22,321,940
Diluted weighted average shares outstanding, (in Shares)	17,916,667	22,321,940
Basic net income (loss) per share (in Dollars per share)	$ 0.7	$ 0.39
Diluted net income (loss) per share (in Dollars per share)	$ 0.7	$ 0.39
Non-Redeemable Shares
Other income:
Basic weighted average shares outstanding, (in Shares)	6,271,250	6,250,000
Diluted weighted average shares outstanding, (in Shares)	6,271,250	6,250,000
Basic net income (loss) per share (in Dollars per share)	$ (0.93)	$ (0.14)
Diluted net income (loss) per share (in Dollars per share)	$ (0.93)	$ (0.14)